Interests In Other Entities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiaries	100.00%
Subsidiaries with material non-controlling interests [member]
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiaries	50.00%	50.00%